NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Software Development and License agreement (Details)	Jun. 10, 2025 USD ($) item
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Agreement term	36 months
Knowledge transfer period	6 months
Amount payable	$ 37,500
Upfront fees payable	20,000
Amount payable for first month	15,000
Remaining monthly payable	$ 10,000
Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Hours of knowledge transfer | item	80